Non-controlling interest ("NCI")	12 Months Ended
Dec. 31, 2025
Non Controlling Interest [Abstract]
Non-controlling interest ("NCI") [Text Block]

18. Non-controlling interest ("NCI")

	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	4,313	‐
NCI assumed in Acquisition (note 6)	‐	1,890
Net (loss) earnings attributable to NCI	(1,511)	2,423
Balance, end of year	2,802	4,313

The Government of Ghana's 10% free-carried interest in AGGL is considered to be an NCI. The Government has a nominee on the board of directors of AGGL and is entitled to 10% of declared dividends paid out of the subsidiary; however, the Government does not have to contribute to the subsidiary's capital investment. No dividends shall be paid to the NCI until such time that AGGL has retained earnings, which is expected to occur in the latter half of the life of mine.